Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss per Share
14. Net Loss per Share
Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended September 30, 2025			Nine Months Ended September 30, 2025
	Loss Allocation	Weighted Average Shares Outstanding	Loss Per Share, Basic and Diluted	Loss Allocation	Weighted Average Shares Outstanding	Loss Per Share, Basic and Diluted
Ordinary Shares	$(20,947)	16,540,771	$(1.27)	$(52,391)	6,640,402	$(7.89)
Company Series A Preferred Shares (1)	(3,660)	2,890	$(1,266.44)	(9,154)	1,160	$(7,891.38)
Net loss	$(24,607)			$(61,545)

	Period from September 19, 2024 (Inception) Through September 30, 2024
	Loss Allocation	Weighted Average Shares Outstanding	Loss Per Share, Basic and Diluted
Common Stock	$(2,631)	730,092	$(3.60)
Net loss	$(2,631)

(1) The weighted-average number of shares of as-converted Series A Preferred Shares used in the loss allocation was 2,890,000 and 1,160,219 for the three and nine months ended September 30, 2025, respectively.
For the computation of basic net loss per share attributable to ordinary shareholders, the amount of weighted-average ordinary shares outstanding excludes all shares of unvested restricted stock and early-exercised stock options as such shares are not considered outstanding for accounting purposes until vested. The amount of weighted-average shares outstanding includes the pre-funded warrants as the exercise price is negligible and these warrants are fully vested and exercisable. The potential ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have had an anti-dilutive effect were as follows:

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025	Period from September 19, 2024 (Inception) Through September 30, 2024
Convertible preferred stock (as converted to common stock)	—	—	20,000,000
Outstanding unvested restricted stock units	438,386	438,386	—
Outstanding unvested restricted stock awards	94,083	94,083	187,533
Outstanding and issued common stock options	4,094,237	4,094,237	—
Total	4,626,706	4,626,706	20,187,533
Net Loss per Share
Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, except share and per share amounts):

Period from September 19, 2024 (Inception) to December 31, 2024
Numerator:
Net loss	$(17,867)
Denominator:
Weighted-average common shares outstanding, basic and diluted	767,580
Net loss attributable to common stockholders, basic and diluted	$(23.28)
For the computation of basic net loss per share attributable to common stockholders, the amount of weighted-average common shares outstanding excludes all shares of unvested restricted common stock as such shares are not considered outstanding for accounting purposes until vested.
The Company’s potential dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded potential common shares from the computation of diluted net loss per share attributable to common stockholders for the period presented because including them would have had an anti-dilutive effect:

Period from September 19, 2024 (Inception) to December 31, 2024
Convertible preferred stock (as converted to common stock)	2,890,000
Unvested restricted stock awards	246,753
Stock options to purchase common stock	1,082,893
4,219,646